Borrowings - Maturity of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 282,190
2027	207,420
2028	253,576
2029	227,171
2030	489,276
2031 and thereafter	727,465
Total borrowings	$ 2,187,098	$ 2,153,168